Schedule of condensed balance sheet (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Assets
Cash and cash equivalents		$ 612,764	¥ 4,285,121	¥ 4,672,772
Short-term investments		431,172	3,015,226	2,832,382
Prepaid expenses and other assets		167,460	1,171,066	1,271,673
Investment in subsidiaries			141,492	193,062
Total assets		3,634,098	25,413,604	23,607,121
Liabilities and Shareholders’ Equity
Accrued expenses and other liabilities		204,420	1,429,531	1,231,870
Convertible senior notes		145,753	1,019,266
Total liabilities		1,225,438	8,569,617	8,053,446
Amounts due to Group companies		1,225,438	8,569,617	8,053,446
Shareholders’ equity :
Additional paid-in capital		844,917	5,908,586	5,815,437
Treasury stock		(352,527)	(2,465,259)	(1,765,542)
Statutory reserves		149,049	1,042,312	852,723
Accumulated other comprehensive income		1,863	13,027	92,626
Retained earnings		1,723,318	12,051,332	10,208,717
Total shareholders’equity		2,408,660	16,843,987	15,553,675	¥ 13,870,898	¥ 12,444,489
Total liabilities and shareholders’ equity		3,634,098	25,413,604	23,607,121
Parent Company [Member]
Assets
Cash and cash equivalents		14,004	97,932	76,052
Short-term investments		2,118	14,810	14,566
Prepaid expenses and other assets		1,041	7,267	34,812
Amounts due from Group companies		135,975	950,887	870,209
Amounts due from related parties		2,339	16,355	16,726
Investment in subsidiaries	[1]	2,925,543	20,458,617	17,900,257
Total assets		3,081,020	21,545,868	18,912,622
Liabilities and Shareholders’ Equity
Accrued expenses and other liabilities		834	5,833	1,493
Convertible senior notes		145,753	1,019,266
Amounts due to Group companies		567,798	3,970,668	3,707,065
Total liabilities		714,385	4,995,767	3,708,558
Amounts due to Group companies		714,385	4,995,767	3,708,558
Shareholders’ equity :
Additional paid-in capital		844,917	5,908,586	5,815,437
Treasury stock		(352,527)	(2,465,259)	(1,765,542)
Statutory reserves		149,049	1,042,312	852,723
Accumulated other comprehensive income		1,863	13,027	92,626
Retained earnings		1,723,318	12,051,332	10,208,717
Total shareholders’equity		2,366,635	16,550,101	15,204,064
Total liabilities and shareholders’ equity		3,081,020	21,545,868	18,912,622
Common Class A [Member]
Shareholders’ equity :
Ordinary shares		9	64	64
Common Class B [Member]
Shareholders’ equity :
Ordinary shares		$ 6	¥ 39	¥ 39

[1]	The subsidiaries consolidate the VIEs and their subsidiaries (including the consolidated trusts).